Employee Benefits Plan - Defined Benefit Obligation - Other Disclosures (Detail) - Present Value of Defined Benefit Obligation [Member] - Percentage of Participants in Defined Benefits Plans [Member]	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of net defined benefit liability (asset) [Line Items]
Percentage attributable to active employees	34.00%	27.00%
Percentage attributable to deferred (former employees)	32.00%	40.00%
Percentage attributable to retirees	34.00%	33.00%
Total participation	100.00%	100.00%
U.S. [member]
Disclosure of net defined benefit liability (asset) [Line Items]
Employee participation percentage	70.00%	37.00%
U.K. [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Employee participation percentage	26.00%	56.00%
Rest of World [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Employee participation percentage	4.00%	7.00%